Capital Management - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions			12 Months Ended
	Jan. 01, 2022	Jan. 01, 2019	Dec. 31, 2018
Disclosure of Capital Management [Line Items]
Confidence level percentage to calculate stress test			90.00%
Transitional (phased-in) common equity Tier 1 required			10.43%
SREP required percentage			11.80%
Common equity Tier 1 ratio and a fully- loaded common equity Tier 1 ratio			14.50%
Fully- loaded common equity Tier 1 ratio			16.20%
TLAC risk-weighted assets mimimum percentage required			16.00%
TLAC leverage ratio mimimum percentage required			6.00%
Proposed cash dividend			€ 2,646
Proposed cash dividend, per ordinary share			€ 0.68
Interim dividend paid			0.24
Final dividend payable, per ordinary share			€ 0.44
Final dividend payable			€ 1,712
Tier 1 minimum requirements			6.00%
Minimum capital ratio required			8.00%
MREL, percentage			10.89%
CET1 ratio			4.50%
Annual underlying ROE			11.20%
Maximum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital			18.50%
Decrease in Fully- loaded common equity Tier 1 ratio			19.10%
CET1 ratio			14.50%
Annual underlying ROE			12.00%
Minimum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital			18.40%
Decrease in Fully- loaded common equity Tier 1 ratio			18.40%
CET1 ratio			13.50%
Annual underlying ROE			10.00%
Tier 2 bonds [member]
Disclosure of Capital Management [Line Items]
Issue of bonds			€ 1,800
Pillar 1 requirement [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			4.50%
Pillar 2 requirement [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			1.75%
Maximum Distributable Amount trigger level percentage			10.43%
Maximum Distributable Amount trigger level, 2019			11.83%
Capital Conservation Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			1.875%
Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			0.06%
Systemic Risk Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			2.25%
Events After Reporting Period [Member]
Disclosure of Capital Management [Line Items]
TLAC risk-weighted assets mimimum percentage required	18.00%
TLAC leverage ratio mimimum percentage required	6.75%
Events After Reporting Period [Member] | Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required		2.50%
Events After Reporting Period [Member] | Systemic Risk Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required		3.00%
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Fully- loaded common equity Tier 1 ratio		14.60%	11.83%
Fully loaded in Tier 1 ratios (including grandfathered securities)		12.90%
Final dividend payable		€ 2,517
ING Bank N.V. [member] | Maximum [member]
Disclosure of Capital Management [Line Items]
Fully- loaded common equity Tier 1 ratio		14.70%
Decrease in Transitional (phased-in) common equity Tier 1 capital			18.30%
Decrease in Fully- loaded common equity Tier 1 ratio			18.20%
ING Bank N.V. [member] | Minimum [member]
Disclosure of Capital Management [Line Items]
Fully- loaded common equity Tier 1 ratio		14.50%
Decrease in Transitional (phased-in) common equity Tier 1 capital			17.20%
Decrease in Fully- loaded common equity Tier 1 ratio			17.20%
ING Bank N.V. [member] | Tier 2 bonds [member]
Disclosure of Capital Management [Line Items]
Redemption of bonds			€ 4,700